As filed with the Securities and Exchange Commission on March 31, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21210

Alpine Income Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
3rd Floor
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Samuel A. Lieber
Alpine Management & Research, LLC
2500 Westchester Avenue, Suite 215
Purchase, NY 10577
(Name and address of agent for service)

1-888-785-5578
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2005

Date of reporting period: January 31, 2005

Item 1. Schedule of Investments.

	Alpine Mutual Funds - Schedule of Investments January 31, 2005 (Unaudited)

	Tax Optimized Income Fund

Shares/Par Value		Market Value

	Corporate Bonds - 42.0%
	Boeing Capital Corporation
1,800,000	5.750%, 2/15/2007	$1,870,756
	CIT Group Inc.
1,150,000	5.910%, 11/23/2005	1,173,087
500,000	4.000%, 5/08/2008	500,226
	Daimler-Chrysler NA Holding Co.
2,000,000	4.750%, 1/15/2008	2,035,002
	Ford Motor Credit Company
2,400,000	6.875%, 2/01/2006	2,461,961
	General Motors Acceptance Corporation
1,200,000	6.125%, 8/28/2007	1,218,412
	GMAC Commercial Holding Trust
3,600,000	3.440%, 2/17/2005	3,594,496
	Household Finance Corporation
2,000,000	4.625%, 1/15/2008	2,039,734
	International Lease Finance Corporation
3,000,000	4.750%, 2/15/2008	3,053,949
	Marsh & McLennan Companies, Inc.
2,500,000	5.375%, 3/15/2007	2,553,038
	Time Warner Inc.
1,000,000	6.150%, 5/01/2007	1,049,481
	Total Corporate Bonds (Cost $21,210,476)	21,550,142

	Municipal Bonds - 59.8%

	Alabama - 3.9%
	Birmingham Alabama Special Care Facilities Financing
	Authority, Baptist Medical Centers
2,000,000	4.350%, 7/01/2006 (b)	2,007,980

	Alaska - 7.6%
	Alaska Industrial Development & Export
	Authority, Revolving Fund - Series A (CS: GO Of Auth.)
1,400,000	4.500%, 4/01/2005	1,403,794
	Anchorage Alaska Electric Utility Revenue - Series D
	(LOC: Bank of America)
2,500,000	2.440%, 2/07/2005 (a) (b)	2,500,000
		3,903,794

	Arizona - 1.9%
	Maricopa County Arizona Pollution Control
	Corporation Pollution Control Revenue, Arizona
	Public Service Company - Series D
1,000,000	1.875%, 3/01/2005 (b)	999,360

	Arkansas - 3.5%
	Searcy Arkansas Industrial Development Revenue,
	Yarnell Ice Cream Co. (SPA: AmSouth Bank of
	Alabama)
1,800,000	2.900%, 1/01/2010 (a)	1,800,000

	California - 3.9%
	California Pollution Control Financing Authority
	Solid Waste Disposal Revenue, Republic Services
	Inc.
1,000,000	2.850%, 12/01/2005 (b)	999,330
	California Statewide Communities Development
	Authority Solid Waste Facilities Revenue, Waste
	Management Inc.
1,000,000	2.900%, 4/01/2007 (b)	991,490
		1,990,820

	Illinois - 2.4%
	Cook County Illinois School District No. 159,
	Tax Anticipation Warrants
1,250,000	3.750%, 4/01/2005	1,253,063

	Indiana - 3.9%
	Vigo County Indiana Industrial Development Revenue
	Republic Services Inc.
2,000,000	2.550%, 2/07/2005 (a) (b)	2,000,000

	Louisiana - 0.2%
	Calcasieu Parish Inc Louisiana Industrial
	Development Board Environmental Revenue, Citgo
	Petroleum (LOC: Natexis Banque Populair)
100,000	1.990%, 2/01/2005 (a) (b)	100,000

	Massachusetts - 2.4%
	Massachusetts State Industrial Financing Agency
	Industrial Revenue, Asahi/America Inc.
	(LOC: Citizens Bank of MA)
1,250,000	3.125%, 3/01/2009 (b)	1,242,638

	Michigan - 5.9%
	Michigan State Strategic Fund Limited Obligation
	Revenue, Dow Chemical
1,000,000	3.800%, 6/01/2006 (b)	1,010,310
	Michigan State Strategic Fund Solid Waste
	Disposal Revenue Limited Obligation Revenue,
	Waste Management Inc.
1,000,000	2.200%, 2/01/2005 (b)	1,000,000
1,000,000	3.150%, 2/01/2006 (b)	1,000,000
		3,010,310

	New Hampshire - 1.9%
	New Hampshire State Business Finance Authority
	Pollution Control Revenue, United Illuminating
1,000,000	2.050%, 2/01/2005 (b)	1,000,000

	New Jersey - 4.4%
	Bayonne New Jersey Tax Anticipation Notes -
	Series B
1,000,000	5.000%, 11/15/2005	1,013,990
	Tobacco Settlement Financing Corporation -
	Asset Backed
1,260,000	5.750%, 6/01/2012 (b)	1,222,754
		2,236,744

	New Mexico - 2.0%
	Sandoval County New Mexico Incentive Payment
	Revenue
1,000,000	4.250%, 12/01/2006	1,024,420

	North Carolina - 4.9%
	Mecklenburg County North Carolina Industrial
	Facilities & Pollution Control Financing Authority
	Industrial Revenue, Okaya Shinnichi America
	(LOC: Tokai Bank Ltd.)
2,490,000	2.750%, 2/07/2005 (a) (b)	2,490,000

	Ohio - 2.9%
	Ohio State Water Development Authority Pollution
	Control Facilities Revenue, Ohio Edison Company
1,500,000	3.35%, 12/01/2005 (b)	1,502,520

	Puerto Rico - 0.3%
	Puerto Rico Industrial Medical and Environmental
	Pollution Control Facilities Financing Authority,
	Becton Dickinson & Co.
135,000	1.350%, 3/01/2005 (b)	134,985

	Texas - 5.8%
	Brazoria County Texas Health Facilities
	Development Corporation Hospital Revenue,
	Brazosport Memorial Hospital (CS: Radian)
200,000	4.000%, 7/01/2005	201,526
	Cypress-Fairbanks Texas Independent School
	District - Series B
	(SPA: Toronto-Dominion Bank)
1,200,000	5.000%, 8/15/2007 (b)	1,270,764
	Gulf Coast Waste Disposal Authority, Republic
	Waste Services
1,500,000	2.190%, 2/07/2005 (a) (b)	1,500,000
		2,972,290

	Multistate - 2.0%
	Clipper Tax-Exempt Certificate Trust, Series 2004-10
1,000,000	2.040%, 2/07/2005 (a) (b)	1,000,000

	TOTAL MUNICIPAL BONDS (cost $30,665,415)	30,668,924

	Total Investments - 101.8%
	(cost $51,875,891)	52,219,066

	Liabilities in Excess of Other Assets - (1.8)%	(934,032)

	NET ASSETS - 100.0%	$51,285,034

	(a) Variable Rate Security - The rate reported is the rate in effect as of January 31, 2005.
	The date shown is the next reset date.
	(b) Maturity date represents first available put date.
	CS - Credit Support
	LOC - Letter of Credit
	SPA - Standby Purchase Agreement

	Alpine Mutual Funds - Schedule of Investments January 31, 2005 (Unaudited)

	Alpine Municipal Money Market Fund

Shares/Par Value		Market Value

	MUNICIPAL BONDS - 96.6%

	Alabama - 1.5%
	Alabaster Alabama Sewer Revenue Warrants (CS: MBIA)
435,000	2.000%, 4/01/2005	$435,487
	Decatur Alabama Industrial Revenue Board Environmental
	Facilities Revenue, BP Amoco Chemical Company
1,300,000	1.990%, 2/01/2005 (a) (b)	1,300,000
	Dothan Houston County Alabama Airport Authority
	Airport Revenue, Pemco Aviation Group
	(LOC: Southtrust Bank N.A.)
1,160,000	2.010%, 2/07/2005 (a) (b)	1,160,000
		2,895,487

	Arizona - 2.3%
	Fort McDowell Arizona Yavapai Nation
	Gaming Revenue - Class A
3,500,000	2.040%, 2/07/2005 (a) (b)	3,500,000
	Maricopa County Arizona Industrial Development
	Authority Multifamily Housing Revenue, San Fernando
	Apartments (CS: FNMA)
445,000	2.140%, 2/07/2005 (a) (b)	445,000
	Pima County Arizona General Obligation (CS: FSA)
510,000	4.000%, 7/01/2005	514,074
		4,459,074

	California - 3.1%
	Riverside County California Industrial Revenue Authority
	Industrial Development Revenue, TRM Manufacturing
	Inc. (LOC: California Bank & Trust)
4,900,000	1.880%, 2/07/2005 (a) (b)	4,900,000
	Stockton California Certificates of Participation, United
	Christian Schools (LOC: Pacific Capital Bank N.A.)
1,000,000	2.200%, 2/07/2005 (a) (b)	1,000,000
		5,900,000

	Colorado - 8.6%
	Bachelor Gulch Metropolitan District General
	Obligation (LOC: Compass Bank)
3,000,000	2.350%, 12/01/2005 (b)	3,000,000
	Broomfield Colorado Village Metropolitan District 2,
	Colorado Special Obligation Revenue (LOC: Compass
	Bank)
2,000,000	2.190%, 2/07/2005 (a) (b)	2,000,000
	Cherry Creek Colorado South Metropolitan
	District 1 - Series B (LOC: Compass Bank)
2,000,000	2.350%, 12/15/2005 (b)	2,000,000
	Jefferson County Colorado Industrial Development
	Revenue, Epi-Center LLC (LOC: JP Morgan Chase Bank)
2,177,000	2.030%, 2/07/2005 (a) (b)	2,177,000
	Triview Colorado Metropolitan District, Series A
	(LOC: Compass Bank)
1,000,000	1.375%, 10/29/2005 (a) (b)	1,000,000
	Vail Colorado Multifamily Housing Revenue, Middle
	Creek Village Apartments (LOC: California Bank &
	Trust)
3,000,000	2.100%, 2/07/2005 (a) (b)	3,000,000
	Wildgrass Metropolitan District General Obligation
	(LOC: Compass Bank)
3,500,000	2.400%, 12/01/2004 (b)	3,500,164
		16,677,164

	District of Columbia - 0.5%
	District of Columbia General Obligation, Series A
1,000,000	4.000%, 6/01/2005	1,005,733

	Florida - 3.8%
	Capital Trust Agency Florida Revenue, Seminole
	Tribe Resort - Series B (LOC: JP Morgan Chase Bank)
1,000,000	2.500%, 2/07/2005 (a) (b)	1,000,000
	Florida State Department of Transportation Turnpike
	Revenue Series A
2,305,000	3.000%, 7/01/2005	2,314,449
	Orange County Florida Health Facilities Authority
	Revenue, Adventist Health Systems (LOC: Suntrust
	Bank Central Florida
2,550,000	1.950%, 2/07/2005 (a) (b)	2,550,000
	St. Johns County Florida Industrial Development
	Authority Industrial Development Revenue, Bronz-Glow
	Technologies
1,375,000	2.010%, 2/07/2005 (a) (b)	1,375,000
		7,239,449

	Georgia - 5.5%
	De Kalb County Development Authority Industrial
	Development Revenue, Noland Company
	(LOC: Wachovia Bank N.A.)
1,500,000	2.090%, 2/07/2005 (a) (b)	1,500,000
	De Kalb County Housing Authority Multifamily Housing
	Revenue, Stone Run Mill Apartments
	(LOC: First Tennessee Bank)
1,310,000	2.090%, 2/07/2005 (a) (b)	1,310,000
	Douglas County Development Authority Industrial
	Development Revenue, Denyse Signs Inc.
	(LOC: Bank of North Georgia)
1,605,000	2.090%, 2/07/2005 (a) (b)	1,605,000
	Fulton County Georgia Development Authority Pollution
	Control Revenue, General Motors Corporation
1,100,000	2.250%, 2/07/2005 (a) (b)	1,100,000
	Gwinnett County Georgia Development Authority
	Industrial Development Revenue, Color Image Inc.
	(LOC: Southtrust Bank N.A.
2,725,000	2.080%, 2/07/2005 (a) (b)	2,725,000
	Macon-Bibb County Georgia Industrial Authority Industrial
	Revenue, IBC Partnership No. 1 (LOC: Regions Bank)
35,000	2.850%, 2/07/2005 (a) (b)	35,000
	Walton County Georgia Industrial Building Authority
	Industrial Development Revenue, Leggett & Platt
	Inc. (LOC: Wachovia Bank N.A.)
2,300,000	2.050%, 2/07/2005 (a) (b)	2,300,000
		10,575,000

	Illinois - 9.9%
	Harvard Illinois Healthcare Facility Revenue, Harvard
	Memorial Hospital Inc. (LOC: M&I Bank)
1,355,000	2.080%, 2/07/2005 (a) (b)	1,355,000
	Lakemoor Illinois Multifamily Housing Revenue, Lakemoor
	Apartments - B (GTY: Bayerische Landesbank)
8,000,000	2.080%, 2/07/2005 (a) (b)	8,000,000
	Illinois Development Finance Authority Industrial
	Development Revenue, Florence Corp. (LOC: Bank
	One N.A.)
2,235,000	2.000%, 2/07/2005 (a) (b)	2,235,000
	Illinois Development Finance Authority Multifamily
	Revenue, Butterfield Creek (LOC: LaSalle Bank N.A.)
800,000	2.100%, 2/07/2005 (a) (b)	800,000
	Phoenix Realty Special Account-U LP ILL Multifamily
	Housing Revenue, Brightons Mark (LOC: Northern
	Trust Company)
4,000,000	2.080%, 2/07/2005 (a) (b)	4,000,000
	University of Illinois Auxiliary Revenue (CS: Ambac)
2,700,000	0.000%, 4/01/2005 (c)	2,691,285
		19,081,285

	Indiana - 0.7%
	Monroe County Industrial Economic Development
	Revenue, Textillery Weavers (LOC: Old
	National Bank)
1,090,000	2.450%, 2/07/2005 (a) (b)	1,090,000
	Princeton Indiana Industrial Development Revenue, Orion
	Electric American Inc. (LOC: Bank of Tokyo Mitsubishi)
300,000	2.140%, 2/07/2005 (a) (b)	300,000
		1,390,000

	Iowa - 3.1%
	Iowa Financing Authority Single Family Revenue
	Mortgage Backed Securities, (CS: FNMA/GNMA)
2,000,000	2.060%, 6/01/2005 (b)	2,000,000
	Sergeant Bluff Iowa Industrial Development Revenue,
	Sioux City Brick & Tile (LOC: U.S. Bank Trust N.A.)
4,000,000	2.000%, 2/07/2005 (a) (b)	4,000,000
		6,000,000

	Kentucky - 1.0%
	Kentucky Economic Development Financial Authority
	Revenue, Pooled Hospital Loan (CS: ACA)
1,900,000	2.000%, 2/07/2005 (a) (b)	1,900,000

	Louisiana - 1.6%
	Ascension Parish Louisiana Solid Waste Disposal,
	Allied Signal Inc.
2,000,000	2.190%, 2/05/2005 (a) (b)	2,000,000
	New Orleans Louisiana Sewer Services Revenue (CS: MBIA)
1,130,000	6.000%, 6/01/2005	1,144,543
		3,144,543

	Maine - 1.1%
	Town of Dover-Foxcroft Maine Revenue Obligation
	Security, Pleasant River Lumber Company
	(LOC: National Bank of Canada)
2,200,000	2.090%, 2/07/2005 (a) (b)	2,200,000

	Michigan - 2.2%
	Michigan State Strategic Fund Limited Obligation
	Revenue, Red Arrow Dairy LLC (LOC: Bank of the West)
4,000,000	2.090%, 2/07/2005 (a) (b)	4,000,000
	Michigan State Strategic Fund Pollution Control Revenue,
	General Motors Corporation Project
220,000	2.550%, 2/07/2005 (a) (b)	220,000
		4,220,000

	Minnesota - 2.5%
	Elk River Minnesota Multifamily Housing Revenue, Elk
	River Estates (LOC: Associated Bank)
1,060,000	2.150%, 2/07/2005 (a) (b)	1,060,000
	Plymouth Minnesota Industrial Development Revenue
	Daily Printing Inc. (LOC: U.S. Bank N.A.)
1,240,000	2.050%, 2/07/2005 (a) (b)	1,240,000
	St. Cloud Minnesota Housing & Redevelopment
	Authority Industrial Development Revenue, CMMB
	LLP (LOC: Bremer Bank N.A.)
1,355,000	2.400%, 2/07/2005 (a) (b)	1,355,000
	Stewartville Minnesota Industrial Development
	Revenue, Halcon Corporation (LOC: U.S. Bank N.A.)
1,180,000	2.050%, 2/07/2005 (a) (b)	1,180,000
		4,835,000

	Missouri - 7.9%
	Saint Charles County Missouri Industrial Development
	Authority Industrial Revenue, Craftsmen Industries
	(LOC: Mercantile Bank)
5,460,000	2.150%, 2/07/2005 (a) (b)	5,460,000
	Saint Louis Missouri Municipal Finance Corporation
	Leasehold Revenue (CS:FGIC)
2,025,000	6.250%, 2/15/2005 (b)	2,028,201
	Sikeston Missouri Electric Revenue (CS: MBIA)
600,000	6.000%, 6/01/2005	607,825
	Springfield Center Missouri City Development
	Corporation Bond Anticipation Notes, Series A
825,000	2.000%, 4/30/2005	825,000
	Springfield Missouri Industrial Development Authority
	Revenue, DMP Properties LLC (LOC: U.S. Bank N.A.)
2,160,000	2.100%, 2/07/2005 (a) (b)	2,160,000
	Washington Missouri Industrial Development Authority
	Industrial Revenue, Clemco Industries (LOC: Comerica
	Bank)
4,075,000	2.130%, 2/07/2005 (a) (b)	4,075,000
		15,156,026

	Nevada - 1.1%
	Clark County Nevada Passenger Facilities Charge Revenue
	Las Vegas/Macarran International Airport (CS: MBIA)
2,000,000	5.750%, 7/01/2005 (b)	2,085,592

	New Mexico - 2.0%
	Albuquerque New Mexico Industrial Development Revenue
	Karsten Company (LOC: Bank One Arizona N.A.)
1,075,000	2.050%, 2/07/2005 (a) (b)	1,075,000
	New Mexico Housing Authority Region III Multifamily
	Housing Revenue, El Pueblo Apartments
	(LOC: PNC Bank N.A.)
1,300,000	2.090%, 2/07/05 (a) (b)	1,300,000
	New Mexico Housing Authority Region III Multifamily
	Housing Revenue, Madeira Court Apartments
	(LOC: PNC Bank N.A.)
1,500,000	2.090%, 2/07/2005 (a) (b)	1,500,000
		3,875,000

	New York - 2.5%
	Metropolitan Transportation Authority New York
	Service Contract, Series A
500,000	5.000%, 7/01/2005	506,015
	Municipal Assistance Corporation for the City of New
	York, Series M
600,000	5.250%, 7/01/2005	607,870
	New York City General Obligation (CS:Ambac)
1,000,000	8.250%, 6/01/2005 (b)	1,020,459
	New York State Dorm Authority Revenue
	Mental Health Services Facilities Improvements, Series C
500,000	4.75%, 2/15/2005	500,621
	New York State Medical Care Facilities Financing
	Agency Revenue, Hospitals & Nursing Homes 1995A
	(CS: Ambac FHA 242)
1,000,000	6.200%, 2/15/2005	1,021,581
	New York State Medical Care Facilities Financing
	Agency Revenue, New York Hospitals FHA Insured -
	Series A (CS: Ambac FHA 242)
1,000,000	6.300%, 2/15/2005	1,021,613
	Niagara County New York Industrial Development Agency
	Industrial Development Revenue, Taylor Devices Inc.
175,000	2.250%, 2/07/2005 (a) (b)	175,000
		4,853,159

	North Carolina - 0.5%
	Mecklenburg County North Carolina Industrial Facilities
	& Pollution Control Financing Authority Industrial Revenue,
	Okaya Shinnichi America (LOC: Tokai Bank Ltd.)
1,000,000	2.750%, 2/07/2005 (a) (b)	1,000,000

	Oregon - 2.3%
	Oregon State Economic Development Revenue,
	Antelope Acquisitions LLC (LOC: Premierwest Bank)
1,860,000	2.040%, 2/07/2005 (a) (b)	1,860,000
	Oregon State Housing & Community Services Department
	Mortgage Revenue Single Family Mortgage Program,
	Series Q
2,665,000	2.050%, 6/01/2005	2,665,000
		4,525,000

	Pennsylvania - 0.8%
	Somerset County Pennsylvania Hospital Authority
	Hospital Revenue, Somerset Community Hospital
	(SPA: PNC Bank N.A.)
1,615,000	1.300%, 3/01/2005 (b)	1,615,000

	Rhode Island - 0.6%
	Rhode Island Housing & Mortgage Finance Corporation
	Homeownership Opportunity NT-39C
1,100,000	4.000%, 3/24/2005	1,103,693

	South Carolina - 1.3%
	York County South Carolina School District 003 Rock
	Hill (CS: SCSDE)
2,500,000	5.000%, 3/01/2005	2,505,863

	South Dakota - 0.6%
	South Dakota Economic Development Finance
	Authority Economic Development Revenue, Vicom Ltd.
	(LOC: Associated Bank N.A.)
1,125,000	2.130%, 2/07/2005 (a) (b)	1,125,000

	Tennessee - 0.2%
	Jackson Tennessee Health Educational & Housing
	Facility Board Multifamily Revenue, Creekside
	Apartments (LOC: First Tennesse Bank)
320,000	3.000%, 2/07/2005 (a) (b)	320,000

	Texas - 1.4%
	Gulf Coast Waste Disposal Authority Texas, Republic
	Waste Services
1,000,000	2.190%, 2/07/2005 (a) (b)	1,000,000
	Port Corpus Christi Authority Texas Nueces County
	Solid Waste Disposal, Flint Hills
1,500,000	2.150%, 2/07/2005 (a) (b)	1,500,000
	Texas State University System Financing Revenue
	(CS: FSA)
235,000	2.250%, 3/15/2005	235,087
		2,735,087

	Utah - 1.3%
	Utah Housing Corporation Multifamily Revenue
	Todd Hollow Apartments (GTY: AIG Retirement
	Services, Inc.)
2,500,000	2.090%, 2/07/2005	2,500,000

	Virginia - 1.6%
	Orange County Virginia Industrial Development
	Authority Revenue, Zamma Corp. (LOC: Southtrust
	Bank N.A.)
2,000,000	2.010%, 2/07/2005 (a) (b)	2,000,000
	Virginia Education Loan Authority Guaranteed Student
	Loan Program, Series D (CS: Guaranteed Studend Loans)
980,000	5.800%, 3/01/2005	982,744
		2,982,744

	Washington - 2.6%
	Washington State Economic Development Finance
	Authority Economic Development Revenue, B&H
	Dental Laboratory (LOC: Washington Mutual Bank)
2,105,000	2.240%, 2/07/2005 (a) (b)	2,105,000
	Washington State Economic Development Finance
	Authority Economic Development Revenue, Belina
	Interiors Inc. - Series F (LOC: Keybank N.A.)
1,110,000	2.080%, 2/07/2005 (a) (b)	1,110,000
	Washington State Economic Development Finance
	Authority Economic Development Revenue, Hillstrom
	Ventures LLC (LOC: Washington Mutual Bank)
1,800,000	2.240%, 2/07/2005 (a) (b)	1,800,000
		5,015,000

	Wisconsin - 7.3%
	Fox Lake Wisconsin Redevelopment Authority Industrial
	Development Revenue, Karavan Trailers Inc. (LOC:
	Associated Bank N.A.)
2,750,000	2.150%, 2/07/2005 (a) (b)	2,750,000
	Franklin Wisconsin Industrial Development Revenue
	Smyczek/ECS, (LOC: Wells Fargo Bank N.A.)
1,750,000	2.100%, 5/01/2018 (a) (b)	1,750,000
	Town of Hull Wisconsin Industrial Development Revenue,
	Welcome Dairy Inc. (LOC: Associated Bank N.A.)
4,500,000	2.100%, 2/07/2005 (a) (b)	4,500,000
	Marshfield Wisconsin Industrial Development
	Revenue, Beatrice Cheese (LOC: Wachovia Bank &
	Trust)
2,500,000	2.190%, 2/07/2005 (a) (b)	2,500,000
	Neenah Wisconsin Industrial Development Revenue,
	Galloway Co. (LOC: Bank One Wisconsin)
1,000,000	2.100%, 2/07/2005 (a) (b)	1,000,000
	Sheboygan Wisconsin Industrial Development Revenue,
	Polyfab and Gill-Janssen Project (LOC: Associated
	Bank Lakeshore)
1,300,000	2.200%, 2/07/2005 (a) (b)	1,300,000
	Sturgeon Bay Wisconsin Industrial Development
	Revenue, Midwest Wire Realty (LOC: Associated
	Bank Milwaukee)
200,000	2.150%, 02/07/2005 (a) (b)	200,000
		14,000,000

	Multistate - 15.2%
	Class B Revenue Bond Certificates Series Trust 2004-1
	(CS: AIG Retirement Services, Inc.)
3,740,000	2.190%, 2/07/2005 (a) (b)	3,740,000
	Clipper Tax-Exempt Certificate Trust, Series 2004-10
9,000,000	2.040%, 2/7/2005 (a) (b)	9,000,000
	Revenue Bond Certificate Series Trust 2004-1, Castlegate
	1 Apartments (GTY: AIG Retirement Services, Inc.)
2,000,000	2.140%, 2/07/2005 (a) (b)	2,000,000
	Revenue Bond Certificate Series Trust 2004-2, Castlegate
	2 Apartments (GTY: AIG Retirement Services, Inc.)
2,000,000	2.140%, 2/07/2005 (a) (b)	2,000,000
	Revenue Bond Certificate Series Trust 2004-13, Centennial
	East Apartments (GTY: AIG Retirement Services, Inc.)
3,107,000	2.140%, 2/07/2005 (a) (b)	3,107,000
	Roaring Fork Municipal Products LLC, Series 2000-4
	(SPA: Bank of New York)
2,890,000	1.990%, 2/07/2005 (a) (b)	2,890,000
	Roaring Fork Municipal Products LLC, Series 2000-14
	(SPA: Bank of New York)
3,395,000	1.990%, 2/07/2005 (a) (b)	3,395,000
	Roaring Fork Municipal Products LLC, Series 2002-9
	(SPA: Bank of New York)
3,245,000	2.140%, 2/07/2005 (a) (b)	3,245,000
		29,377,000

	TOTAL MUNICIPAL BONDS (Cost $186,296,899) - 96.6%	186,296,899

	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.4%	6,599,861

	NET ASSETS - 100.0%	$192,896,760

	(a) Variable Rate Security - The rate reported is the rate in effect as of January 31, 2005.
	The date shown is the next reset date.
	(b) Maturity date represents first available put date.
	(c) Zero Coupon - Bonds that make no interest payments.

	CS - Credit Support
	GTY - Guaranty Agreement
	LOC - Letter of Credit
	SPA - Standby Purchase Agreement

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Funds' most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Alpine Income Trust

By (Signature and Title)_/s/ Samuel A. Lieber__________   _
Samuel A. Lieber, President

Date 03/30/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* _/s/ Samuel A. Lieber
Samuel A. Lieber, President

Date  03/30/2005___________________________________

By (Signature and Title)* _/s/ Sheldon Flamm______________
Sheldon Flamm, Treasurer

Date  03/30/2005___________________________________

* Print the name and title of each signing officer under his or her signature.